Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,692,497	¥ 1,666,564
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,525,517	1,380,243
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,692,000	¥ 1,667,000